Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2024 INR (₨)
Benefit payments
2025	₨ 94.9
2026	72.1
2027	80.3
2028	81.8
2029	76.8
2030 - 2034	₨ 756.9